Provincial Mining and Other Taxes	12 Months Ended
Dec. 31, 2018
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Provincial Mining and Other Taxes

NOTE 6	PROVINCIAL MINING AND OTHER TAXES

Under Saskatchewan provincial legislation, the Company is subject to resource taxes, including the potash production tax and the resource surcharge.

	2018	2017

		(Note 33)
Saskatchewan potash production tax	$ 160	$ 95
Saskatchewan resource surcharge and other	90	51

	$ 250	$ 146